Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings and long-term debt
14.	Short-term borrowings and long-term debt
Short-term borrowings and long-term debt are comprised of the following:

	March 31, 2025
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,843,959	2.13%
Long-term debt
Long-term loans	1,090,427	1.81%	2025-2058
Unsecured bonds	664,390	0.66%	2025-2035

	1,754,817
Less - Portion due within one year	196,950

	1,557,867

	March 31, 2026
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	51,183	1.86%
Long-term debt
Long-term loans	516,460	3.21%	2026-2040
Unsecured bonds	474,343	0.70%	2026-2035

	990,803
Less - Portion due within one year	166,410

	824,393

As described in Note 2 (5), “Lease liabilities” which had previously been included within “Current portion of long-term debt” and “Long-term debt,” are presented as a separate caption in the consolidated statements of financial position as of March 31, 2026. In connection with this change, “Lease liabilities” are excluded from the table above.
In the Financial Services business, Sony pledged assets as collateral for short-term borrowings and long-term debt and the pledged assets are comprised of the following:

Yen in millions
March 31
2025
Securities	1,595,016
Housing loans in the banking business	961,286
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of assets pledged as collateral as of March 31, 2026.

In addition to the above, in the Financial Services business, Sony pledged securities for securities-for-securities
lending transactions and the pledged securities are as follows:

Yen in millions
March 31
2025
Securities	332,867
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of securities pledged for securities-for-securities
lending transactions as of March 31, 2026.
Furthermore, in the Financial Services business, Sony pledged securities as collateral for cash settlements, variation margins of futures markets and certain other purposes and the pledged securities are as follows:

Yen in millions
March 31
2025
Securities	140,212
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of securities pledged as collateral as of March 31, 2026.
There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.